CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net profit	$ 51,727	$ 40,347	$ 98,773	$ 104,895
Other comprehensive income, net of tax:
Foreign currency translation adjustment	9	11,221	6,010	19,500
Change in employees plan assets and benefit obligations	(157)	(133)	(315)	(265)
Unrealized gain (loss) on derivatives	(18)	62	1,016	62
Comprehensive income	51,561	51,497	105,484	124,192
Comprehensive income attributable to non-controlling interest	(1,669)	(8,476)	(6,529)	(9,498)
Comprehensive income attributable to the Company	$ 49,892	$ 43,021	$ 98,955	$ 114,694